Segment disclosure - Disclosure of detailed information about geographic net assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,378,253	$ 1,154,801
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	879,075	703,014
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	484,590	438,131
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	14,588	13,656
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	890,502	780,962
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	664,985	595,931
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	225,517	185,031
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	335,405	231,446
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	157,552	57,673
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	177,853	173,773
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	26,917	22,702
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	17,345	13,742
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	9,572	8,960
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	24,228	20,453
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	24,228	20,453
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	35,219	32,968
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	30,203	28,272
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	5,016	4,696
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	65,982	66,270
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	14,965	15,215
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	51,017	51,055
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0